Fair Value Measurements	12 Months Ended
Sep. 01, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

Accounting standards establish three levels of inputs that may be used to measure fair value: quoted prices in active markets for identical assets or liabilities (referred to as Level 1), inputs other than Level 1 that are observable for the asset or liability either directly or indirectly (referred to as Level 2), and unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities (referred to as Level 3).

All of our marketable debt and equity investments (excluding equity method investments) were classified as available-for-sale and carried at fair value. In connection with our repurchases of debt in 2016, 2015, and 2014, we determined the fair value of the debt components of our convertible notes as if they were stand-alone instruments, using interest rates for similar nonconvertible debt issued by entities with credit ratings comparable to ours (Level 2).

Amounts reported as cash and equivalents, receivables, and accounts payable and accrued expenses approximate fair value. The estimated fair value and carrying value of debt instruments (carrying value excludes the equity and mezzanine equity components of our convertible notes) were as follows:

As of	2016		2015
	Fair Value	Carrying Value	Fair Value	Carrying Value
Notes and MMJ creditor installment payments	$7,257	$7,050	$5,020	$5,077
Convertible notes	2,408	1,454	2,508	1,472

The fair values of our convertible notes were determined based on inputs that were observable in the market or that could be derived from, or corroborated with, observable market data, including the trading price of our convertible notes when available, our stock price, and interest rates based on similar debt issued by parties with credit ratings similar to ours (Level 2).  The fair value of our other debt instruments was estimated based on discounted cash flows using inputs that were observable in the market or that could be derived from, or corroborated with, observable market data, including the trading price of our notes, when available, and interest rates based on similar debt issued by parties with credit ratings similar to ours (Level 2).